VESSELS AND EQUIPMENT, NET - Summary of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cost
Newbuildings	$ (289,600)		$ (185,672)
Accumulated depreciation
Depreciation	(33,361)	$ (17,171)
Vessels and equipment, net	2,378,876		1,856,461
Vessels and equipment
Cost
Beginning balance, cost	1,919,441
Additions	347
Newbuildings	547,926
Disposals	0
Ending balance, cost	2,467,714		1,919,441
Accumulated depreciation
Beginning balance, accumulated depreciation	80,370
Depreciation	(30,369)
Disposals	0
Ending balance, accumulated depreciation	110,739		80,370
Vessels and equipment, net	2,356,975		1,839,071
Dry docks
Cost
Beginning balance, cost	25,000
Additions	0
Newbuildings	7,500
Disposals	0
Ending balance, cost	32,500		25,000
Accumulated depreciation
Beginning balance, accumulated depreciation	7,610
Depreciation	(2,989)
Disposals	0
Ending balance, accumulated depreciation	10,599		7,610
Vessels and equipment, net	21,901		17,390
Total
Cost
Beginning balance, cost	1,944,441
Additions	347
Newbuildings	555,426
Disposals	0
Ending balance, cost	2,500,214		1,944,441
Accumulated depreciation
Beginning balance, accumulated depreciation	87,980
Depreciation	(33,358)
Disposals	0
Ending balance, accumulated depreciation	121,338		87,980
Vessels and equipment, net	$ 2,378,876		$ 1,856,461